FINANCIAL INVESTORS TRUST

Seafarer Overseas Value Fund

(the “Value Fund”)

SUPPLEMENT DATED MAY 31, 2016 TO THE VALUE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 15, 2016

As of the date of this Supplement, shares of the Value Fund are now being offered for sale.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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